Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2019	2020
	RMB	RMB
Computers and equipment	63,663	70,923
Leasehold improvement	45,498	50,363
Furniture and fixtures	10,963	11,753
Vehicle	228	228
Total	120,352	133,267
Less: Accumulated depreciation	(100,016)	(112,092)
Property and equipment, net	20,336	21,175